REGULATORY CAPITAL (Narrative) (Details)	Jun. 30, 2015	Jan. 02, 2015	Dec. 31, 2014	Jun. 30, 2014
Minimum [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes ratio	10.00%			10.00%
Tier I Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes ratio	8.00%			6.00%
Tier I Capital (to Average Total Assets) - For Capital Adequacy Purposes ratio	5.00%			5.00%
Common Equity [Member] | Minimum [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier I Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes ratio	6.50%
West View Savings Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes ratio	8.00%			8.00%
Tier I Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes ratio	6.00%			4.00%
Tier I Capital (to Average Total Assets) - For Capital Adequacy Purposes ratio	4.00%			4.00%
Risk weight percentage		150.00%	100.00%
Capital conservation buffer	2.50%
West View Savings Bank [Member] | Minimum [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier I Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes ratio		6.00%	4.00%
West View Savings Bank [Member] | Common Equity [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier I Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes ratio	4.50%
West View Savings Bank [Member] | Common Equity [Member] | Minimum [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier I Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes ratio		4.50%